Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Balances and changes in intangible assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2020	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Reclassification to assets held for sale (ii)	Balance on 12/31/2021
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	(706,992)	818,096
Software (b)	4	1,395,046	284,311	-	372	(19,826)	1,808	(514,731)	1,146,980
Technology (c)		32,617	-	-	-	-	-	(32,617)	-
Distribution rights	12	133,599	-	-	-	-	-	(19,006)	114,593
Brands (d)		136,962	-	-	-	-	4,759	(72,523)	69,198
Trademark rights (d)	39	114,792	-	-	-	-	-	-	114,792
Others (e)	10	50,698	1,678	-	-	-	(76)	(51,879)	421
Decarbonization credits (f)		-	176,837	-	-	(176,837)	-	-	-
		3,388,802	462,826	-	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	-	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	-	-	-	-	-	32,616	-
Distribution rights		(113,326)	-	(3,093)	-	-	-	15,392	(101,027)
Trademark rights		(9,056)	-	(2,937)	-	-	-	-	(11,993)
Others		(32,845)	-	(167)	-	-	(2)	32,612	(402)
		(1,012,867)	-	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	-	-	-	-	661,553	-
Distribution rights		-	(76,218)	-	-	-	-	76,218	-
		(593,280)	(144,491)	-	-	-	-	737,771	-
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

(i) Refers to amounts transferred from PP&E.

(ii) For further information, see Note 3.c.1.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)		32,617	-	-	-	-	-	32,617
Commercial property rights		7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)		122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to property, plant and equipment and prepaid expenses.

	Weighted average useful life (years)	Balance on 12/31/2018	Adoption IFRS 16	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	-	-	1,525,088
Software (b)	3	1,062,486	-	145,004	-	2,553	(784)	1,551	(281)	1,210,529
Technology (c)	5	32,617	-	-	-	-	-	-	-	32,617
Commercial property rights	10	64,032	(56,114)	3,820	-	(1,401)	(2,403)	-	-	7,934
Distribution rights	6	142,989	-	1,505	-	(10,895)	-	-	-	133,599
Brands (d)	-	120,571	-	-	-	-	-	1,933	-	122,504
Trademark rights (d)	35	114,792	-	-	-	-	-	-	-	114,792
Others (e)	10	43,281	-	1,668	-	(355)	-	306	-	44,900
		3,105,856	(56,114)	151,997	-	(10,098)	(3,187)	3,790	(281)	3,191,963
Accumulated amortization:
Software		(537,438)	-	-	(110,088)	13	(611)	(998)	261	(648,861)
Technology		(32,613)	-	-	(3)	-	-	-	-	(32,616)
Commercial property rights		(23,931)	16,186	-	(848)	(669)	2,878	-	-	(6,384)
Distribution rights		(106,597)	-	-	(6,511)	4,176	-	-	-	(108,932)
Trademark rights		(3,182)	-	-	(2,937)	-	-	-	-	(6,119)
Others		(32,740)	-	-	(105)	136	-	(4)	-	(32,713)
		(736,501)	16,186	-	(120,492)	3,656	2,267	(1,002)	261	(835,625)
Provision for losses and impairment:
Goodwill (a)		-	-	(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		-	-	(465)	-	-	-	-	-	(465)
		-	-	(593,745)	-	-	-	-	-	(593,745)
Net amount		2,369,355	(39,928)	(441,748)	(120,492)	(6,442)	(920)	2,788	(20)	1,762,593

(i) Refers to amounts transferred to PP&E and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina.

Balance of the goodwill

The balance of the goodwill is tested annually for impairment and is represented by the following acquisitions:

	Segment	12/31/2021	12/31/2020
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Extrafarma – impairment (i)	Extrafarma	(661,553)	(593,280)
Extrafarma – net	Extrafarma	-	68,273
Ipiranga (ii)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Oxiteno Uruguay (iii)	Oxiteno	-	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS	Ultracargo	797	797
Others (iii)	Oxiteno	-	583
		818,096	931,808

(i) For further information, see Note 3.a.

(ii) Including R$ 246,163 presented as goodwill at parent Company Ultrapar.

(iii) For further information about reclassification, see Note 3.c.1.